Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets [abstract]
Intangible assets
10

Intangible assets
Changes in intangible assets
Goodwill Software Other Total
in EUR million 2021 2020 2021 2020 2021 2020 2021 2020
Opening balance 533 907 846 958 15 52 1,394 1,916
Additions 44 86 44 87
Capitalised expenses 135 213 135 213
Amortisation -260 -249 -1 -2 -261 -251
Impairments 1 -310 -82 -167 -12 -35 -94 -513
Exchange rate differences -61 -63 -0 -6 0 -0 -62 -69
Disposals -0 -9 -0 -9
Changes in the composition of the group and other
changes
-1 19 0 -0 19
Closing balance 472 533 682 846 2 15 1,156 1,394
Gross carrying amount
472 843 2,521 2,642 59 60 3,052 3,545
Accumulated amortisation
-1,710 -1,621 -9 -9 -1,719 -1,630
Accumulated impairments
-310 -129 -175 -48 -37 -177 -522
Net carrying value
472 533 682 846 2 15 1,156 1,394
1 Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.
Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:
Goodwill allocation to group of CGUs
Method used for
recoverable amount
Discount rate
Terminal growth
rate
Goodwill Goodwill
Group of CGU’s 2021 2020
Retail Netherlands Values in use 8.84% 0.19% 30 30
Retail Germany Values in use 8.81% 0.67% 349 349
Retail Growth Markets Values in use 12.87% 3.68% 92 153
472 533
Impairment testing
Goodwill is tested for impairment annually in the fourth quarter by comparing the recoverable amount of each goodwill-carrying CGU with its carrying amount. The key assumptions used in the calculation of the recoverable
amounts are included in the table above. In addition ING Group tests goodwill whenever a triggering event is
identified.
The recoverable amount exceeds the carrying value of the CGUs as at 31 December 2021 and therefore no impairment is required.
In 2020, Covid-19 has resulted in adverse changes in the market and economic environment. Due to the impact of the significant deterioration in the economic environment on the cash flow outlook of our businesses,

we also
completed a goodwill impairment review across ING Group in 2020. The goodwill impairment test resulted in the
recognition of goodwill impairments on the CGU Retail Belgium of EUR 50 million (of which EUR
43

million is
reported in Retail Belgium segment and EUR 8

million in Corporate Line segment) and on the CGU Wholesale
Banking of EUR 260

million (fully reported in the Wholesale Banking segment).

For both CGUs the impairment
resulted from the negative developments in the macro-economic outlook in the context of the Covid-19 pandemic.

Methodology

In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and
Value in Use (VIU). The VIU calculation is based on a Dividend Discount model using three year management approved plans, updated for expected changes in the macroeconomic environment. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates.

These local conditions and requirements determine the ability to upstream excess capital and profits to ING Group. The discount rate calculation includes other inputs such as equity market premium, country risk premium, and long term inflation which are based on market sources and management’s judgement. The long term growth rate for EU-countries is based on long term risk-free rate by reference to the yield of a composite index consisting of Euro generic government bonds, with a maturity of 30 years . For other countries, the growth rate includes long term inflation rate obtained from market sources.
Sensitivity of key assumptions

Key assumptions in the goodwill impairment test model are the projected locally available cash flows (based on local capital requirements and projected profits), discount rates (cost of equity), and long term growth rates.

The recoverable amounts of the CGUs

are sensitive to the above

key assumptions. A decrease in

the available cash
flows of
considered reasonably possible

changes in key assumptions.

If the aforementioned

changes occur

to the above

key
assumptions

holding

the

other

key

assumptions

constant,

goodwill

of

the

remaining

CGUs

will

continue

to

be
recoverable and no impairment will occur.
Other changes
Other changes in goodwill in 2021 related

to changes in currency exchange rates of Retail Growth Markets goodwill.

Software

Software, includes internally developed software amounting to EUR 573 million (2020: EUR
688

million).

In 2021 an impairment of EUR 51

million with regard to software in the payments and cash management business was recognised. The remaining software impairments

in 2021 related

to various, individually immaterial items.
In

2020,

following

the

decision

to

discontinue

the

Maggie

programme

an

impairment

of

EUR
141

million

was
recognised,

primarily related

to

capitalised

software

development costs.

In

addition, an

impairment

of

EUR
19
million with regard

to software

in the payments

and cash management

business was recogni

sed. The remaining
software impairments

in 2020 related

to various, individually immaterial items.

Other intangible assets
In 2021 an impairment of an indefinite useful life asset related to brand names of EUR 7 million (2020:
14

million)
was recognised. Additionally EUR 5

million (2020: EUR
20

million) was recognised related to intangible assets

from
a previous acquisition (customer relationships), following a re-evaluation of the business plan.